Investment Strategy	Oct. 23, 2026
DF Tactical Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks long-term capital appreciation by diversifying the Fund’s portfolio across several different asset classes that have low, or negative, correlations to one another. By having a portfolio with multiple asset classes with differing correlations, the total volatility of the Fund’s portfolio should be lower than some, or all, of the underlying asset classes if they were held individually. Also, the use of cash as a tactical asset class during times of high market volatility is intended to further reduce the risk of the portfolio.

The adviser seeks to achieve the Fund’s investment objective by investing in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), listed on U.S. exchanges, and mutual funds (each a “fund” and collectively “funds”) that represent three major asset classes: equities, fixed income, and alternative investments. ETFs are a type of investment company whose shares are traded on a securities exchange. ETNs are structured notes whose returns are based upon the performance of one or more underlying indicators. The funds and ETNs in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign and emerging market common stocks, (3) U.S. fixed income securities, (4) foreign and emerging market fixed income securities or (5) alternative investments including real estate investment trusts (“REITs”), master-limited partnerships (“MLPs”) and commodities. Equity funds may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.

Under normal market conditions, the adviser invests the Fund’s assets across U.S., foreign and emerging market securities in accordance with the following ranges (as a percentage of the Fund’s net assets):

U.S. securities	20% - 100%
Foreign securities	0% - 80%
Emerging market securities	0% - 40%

The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

MLPs owned by an ETF or fund in which the Fund invests typically are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.

The Fund treats cash equivalents as a tactical asset class and has the ability to fully invest the Fund’s assets in cash or cash equivalents as a potential defense against volatile market downturns. Allocations within each asset class are based on a macro, top-down approach focusing on fundamental credit-driven research and data to measure risk of each holding and the portfolio as a whole.

The adviser may invest the Fund’s assets in funds that are subadvised or advised by the adviser. The adviser may engage in frequent trading of securities in managing the Fund’s portfolio, resulting in a higher portfolio turnover.

DF Tactical Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing in income-producing fixed income and alternative strategy exchange-traded funds (“ETFs”) and mutual funds (each a “fund” and collectively “funds”). The adviser invests Fund assets in funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund considers alternative strategy funds to be those that invest in commodities, currencies or other alternative assets. The Fund may also invest in funds that primarily invest in dividend-paying equity securities of U.S., foreign and emerging market issuers. The Fund considers emerging market issuers to be from those countries or issuers organized in those countries represented in the MSCI Emerging Markets Index.

The adviser seeks to achieve the Fund’s secondary investment objective by reallocating the Fund’s investment portfolio to short-term maturity fixed income funds when it believes fixed income markets will decline. During such periods, the Fund may invest up to 100% of its assets in such short-term maturity fixed income funds. Accordingly, the Fund may not be able to achieve its primary investment objective of total return during these periods.

The adviser tactically allocates the Fund’s assets based on credit research and long-term market trends. In selecting funds for the Fund’s portfolio, the adviser considers a fund’s underlying holdings, the investment exposure of the funds and its liquidity. The adviser may invest the Fund’s assets in funds that are subadvised or advised by the adviser. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

DF Tactical Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the DF Risk-Managed Dividend Index (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate positive free cash flow and higher dividend yield, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of positive free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities, but this may fluctuate based on constituents of the Dividend Index. The calculation and administration agent for the DF Risk-Managed Dividend Index is Syntax LLC. Additional information on the index is available at https://www.syntaxdata.com/indices/custom.

The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Dividend Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Dividend Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Dividend Index and the Fund will allocate primarily to the equity portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will typically invest in as many as 50 common stocks from the universe of stocks represented in the Syntax US LargeCap 500 Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

DF Tactical Momentum Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The adviser seeks to achieve the Fund’s objectives by seeking to track the DF Risk-Managed Momentum Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate positive free cash flow and positive momentum, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on the constituents of the Momentum Index. The calculation and administration agent for the DF Risk-Managed Momentum Index is Syntax LLC. Additional information on the index is available at https://www.syntaxdata.com/indices/custom.

The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on positive free cash flow and highest risk adjusted returns from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights of the Syntax US LargeCap 500 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

Exponential Moving Average Indicators –An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Momentum Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Momentum Index and the Fund will allocate primarily to the equity portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.

DF Tactical Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The adviser seeks to achieve the Fund’s investment objectives by managing the Fund by following a rules-based strategy that employs a disciplined investment selection process with tactical overlays that determine whether the fund will be in a bullish or defensive position.

The Fund achieves its fixed income exposure by investing in (1) exchange-traded funds (“ETFs”) and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments (defined as an average portfolio duration of 3.5 years or less), high yield bonds (also known as “junk bonds”), and (2) short-term Treasury ETFs, money market funds or U.S. Treasury securities. The Fund’s investment exposure to high yield bonds, which is limited to 20% of the Fund’s assets, is broadly diversified.

The Fund’s methodology is based on the DF Tactical Yield Model that consists of two components: (1) Floating Rate Component including bank loans, floating rate bonds, and short duration fixed income instruments, and (2) High Yield Component. Each component is evaluated independent of the other. The model indicates a favorable or defensive market position for each component based on technical trends in the exponential moving average of a fixed income index relevant to each component. The exponential moving average is the average of an index’s value over a certain time frame. The exponential moving average methodology gives greater weighting to more recent benchmark values than benchmark values from the beginning of the relevant time period.

Floating Rate Component. The Floating Rate Component of the model tracks the relevant fixed income index’s exponential moving averages over different time frames. When the exponential moving averages for either set of time periods indicates a favorable market position, 50% of the model component will be invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, and short duration fixed income instruments. Conversely, when the exponential moving averages for either set of time periods indicates a defensive position, 50% of the model increases allocations to short-term Treasury ETFs, money market funds or U.S. Treasury securities in an attempt to mitigate market risk.

Accordingly, the Fund will be invested in the Floating Rate Component as follows depending on the market signals produced by the exponential moving average for each set of time periods applicable to the Floating Rate Component of the model:

●	If both sets of exponential averages indicate a favorable market, the Floating Rate Component of the Fund will be fully invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds and short duration fixed income instruments

●	If one set of exponential averages indicates a favorable market and the other set indicates a defensive market, 50% of the Floating Rate Component of the Fund’s net assets will be invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds and short duration fixed income instruments and the other 50% of the component’s assets will be invested in short-term Treasury ETFs, money market funds or U.S. Treasury securities

●	If both sets of exponential averages indicate a defensive market, the Floating Rate Component of the Fund will be fully invested in short-term Treasury ETFs, money market funds or U.S. Treasury securities

High Yield Component. The model tracks the relevant fixed income index’s exponential moving averages over different time frames. When the exponential moving averages for the set of time periods indicate a favorable market position, 100% of the model component will be invested in ETFs and mutual funds that invest primarily in high yield bonds. Conversely, when the exponential moving averages for the set of time periods indicates a defensive position, 100% of the High Yield Component of the model increases allocations to short-term Treasury ETFs, money market funds or U.S. Treasury securities in an attempt to mitigate market risk.

Accordingly, the Fund will be invested in the High Yield Component as follows depending on the market signals produced For the High Yield Component of the DF Tactical Yield Model:

●	If the set of exponential averages indicate a favorable market, the High Yield Component of the Fund will be fully invested in ETFs and mutual funds that high yield bonds

●	If the set of exponential averages indicate a defensive market, the High Yield Component of the Fund will be fully invested in short-term Treasury ETFs, money market funds or U.S. Treasury securities

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the model. Changes in constituent securities that make up the DF Tactical Yield Model will normally be implemented for the Fund’s portfolio on the same trading day as the model. The Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.